Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016
Assets
Cash and due from banks		SFr 110,332		SFr 101,856		SFr 121,161
of which reported at fair value		123		105		200
Interest-bearing deposits with banks		641		1,066		772
of which reported at fair value		39		60		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		129,347		137,978		134,839
of which reported at fair value		91,520		94,113		87,331
Securities received as collateral, at fair value		33,385		37,622		32,564
of which encumbered		31,040		34,367		30,762
Trading assets, at fair value		140,981		159,792		165,150
of which encumbered		39,932		50,247		52,322
Investment securities		2,281		2,625		2,489
of which reported at fair value		2,281		2,625		2,489
Other investments		6,633		7,001		6,777
of which reported at fair value		4,144		4,363		4,096
Net loans		273,865		276,370		275,976
of which reported at fair value		16,627		18,612		19,528
of which encumbered		127		136		132
allowance for loan losses		(917)		(899)		(938)
Premises and equipment		4,525		4,667		4,711
Goodwill		4,673		4,831		4,913
Other intangible assets		195		202		213
of which reported at fair value		128		130		138
Brokerage receivables		40,279		41,700		33,431
Other assets		36,274		36,269		36,865
of which reported at fair value		11,403		8,860		9,383
of which encumbered		210		203		257
Total assets		783,411		811,979		819,861
Liabilities and equity
Due to banks		17,654		20,820		22,800
of which reported at fair value		370		503		437
Customer deposits		356,674		352,092		355,833
of which reported at fair value		3,579		3,878		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,711		38,113		33,016
of which reported at fair value		16,038		21,150		19,634
Obligation to return securities received as collateral, at fair value		33,385		37,622		32,564
Trading liabilities, at fair value		43,535		47,662		44,930
Short-term borrowings		17,237		13,784		15,385
of which reported at fair value		5,628		5,570		4,061
Long-term debt		176,700		187,321		193,315
of which reported at fair value		71,803		76,350		72,868
Brokerage payables		33,545		41,226		39,852
Other liabilities		30,134		31,260		39,855
of which reported at fair value		8,279		9,341		9,493
Total liabilities		739,575		769,900		777,550
Common shares		102		84		84
Additional paid-in capital		35,465		32,388		32,131
Retained earnings		26,855		26,552		25,954
Treasury shares, at cost		(40)		(99)		0
Accumulated other comprehensive income/(loss)		(18,889)		(17,223)		(16,272)
Total shareholders' equity		43,493		41,702		41,897
Noncontrolling interests		343		377		414
Total equity		43,836		42,079		42,311
Total liabilities and equity		SFr 783,411		SFr 811,979		SFr 819,861
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[1]	3,271,129,950		2,797,379,244		2,797,379,244
Issued shares (in shares)		2,556,011,720		2,089,897,378		2,089,897,378
Treasury shares (in shares)		2,742,487		6,308,347		0
Common shares outstanding (in shares)		2,553,269,233	[2]	2,083,589,031	[3]	2,089,897,378
Consolidated VIEs
Assets
Cash and due from banks		SFr 554		SFr 290		SFr 369
Trading assets, at fair value		2,463		2,614		2,744
Investment securities		380		652		511
Other investments		1,950		2,107		2,006
Net loans		283		255		284
Premises and equipment		161		193		199
Other assets		3,125		3,172		2,617
Liabilities and equity
Trading liabilities, at fair value		3		4		18
Short-term borrowings		0		1		1
Long-term debt		1,199		1,894		1,759
Other liabilities		233		SFr 236		244
Bank
Assets
Cash and due from banks		110,166				121,066
of which reported at fair value		123				208
Interest-bearing deposits with banks		636				767
of which reported at fair value		39				26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		129,347				134,839
of which reported at fair value		91,520				87,331
Securities received as collateral, at fair value		33,385				32,564
of which encumbered		31,040				30,768
Trading assets, at fair value		141,084				165,392
of which encumbered		39,932				52,322
Investment securities		2,279				2,486
of which reported at fair value		2,279				2,486
Other investments		6,570				6,717
of which reported at fair value		4,137				4,088
Net loans		277,367				278,960
of which reported at fair value		16,627				19,528
of which encumbered		127				132
allowance for loan losses		(916)				(937)
Premises and equipment		4,432				4,666
Goodwill		3,974				4,189
Other intangible assets		195				213
of which reported at fair value		128				138
Brokerage receivables		40,279				33,431
Other assets		35,780				36,775
of which reported at fair value		11,403				9,420
of which encumbered		210				256
Total assets		785,494				822,065
Liabilities and equity
Due to banks		17,650				22,800
of which reported at fair value		370				445
Customer deposits		358,050				357,224
of which reported at fair value		3,579				3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		30,711				33,016
of which reported at fair value		16,038				19,634
Obligation to return securities received as collateral, at fair value		33,385				32,564
Trading liabilities, at fair value		43,515				44,952
Short-term borrowings		17,237				15,385
of which reported at fair value		5,628				4,061
Long-term debt		175,720				192,495
of which reported at fair value		70,829				71,970
Brokerage payables		33,545				39,852
Other liabilities		30,010				39,919
of which reported at fair value		8,270				9,557
Total liabilities		739,823				778,207
Common shares		4,400				4,400
Additional paid-in capital		45,449				41,817
Retained earnings		10,547				9,814
Accumulated other comprehensive income/(loss)		(15,672)				(13,242)
Total shareholders' equity		44,724				42,789
Noncontrolling interests		947				1,069
Total equity		45,671				43,858
Total liabilities and equity		SFr 785,494				SFr 822,065
Additional share information
Par value (in CHF per share)	[4]	SFr 1.00				SFr 1.00
Issued shares (in shares)	[4]	4,399,680,200				4,399,680,200
Common shares outstanding (in shares)	[4]	4,399,680,200				4,399,680,200
Bank | Consolidated VIEs
Assets
Cash and due from banks		SFr 554				SFr 369
Trading assets, at fair value		2,463				2,744
Investment securities		380				511
Other investments		1,950				2,006
Net loans		283				284
Premises and equipment		137				173
Other assets		3,124				2,616
Liabilities and equity
Trading liabilities, at fair value		3				18
Short-term borrowings		0				1
Long-term debt		1,199				1,759
Other liabilities		SFr 232				SFr 243

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505'062'294 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 522'242'777 of these shares were reserved for capital instruments.
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of June 30, 2017. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.